S000057610 [Member] Investment Objectives and Goals - iMGP Low Duration Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP Low Duration Income Fund (formerly, iMGP High Income Fund) Summary Section
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The iMGP Low Duration Income Fund (the “Low Duration Income Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.
Objective, Secondary [Text Block]	A high level of current income is a secondary objective.